Share based payment plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment plans
Schedule of share-based payment plans of the parent

	2023	2022	2021
Outstanding at January 1	77,709	82,950	407,722
Granted	350,000	—	—
Forfeited / Cancelled	(4,257)	(1,576)	(7,193)
Exercised	—	(3,665)	(317,579)
Outstanding at December 31	423,452	77,709	82,950
Exercisable at December 31	73,452	77,709	78,405

Schedule of 2013 warrant plan

	2023	2022	2021
Outstanding at January 1	51,781	53,590	236,726
Granted	—	—	—
Forfeited / Cancelled	(4,257)	(944)	(3,372)
Exercised	—	(865)	(179,764)
Outstanding at December 31	47,524	51,781	53,590
Exercisable at December 31	47,524	51,781	49,045

Schedule of IPO warrant plan

	2023	2022	2021
Outstanding at January 1	14,600	17,400	133,900
Granted	—	—	—
Forfeited / Cancelled	—	—	(2,000)
Exercised	—	(2,800)	(114,500)
Outstanding at December 31	14,600	14,600	17,400
Exercisable at December 31	14,600	14,600	17,400

Schedule of 2015 warrant plan

	2023	2022	2021
Outstanding at January 1	—	—	—
Granted	350,000	—	—
Forfeited / Cancelled	—	—	—
Exercised	—	—	—
Outstanding at December 31	350,000	—	—
Exercisable at December 31	—	—	—

Schedule of inputs into the models of equity settled share-based payment plans

	2023	2023	2015	2015	IPO 2014	IPO 2014
	(Nov)	(Oct)	(Sept 16)	(Nov)	(Nov)	(June)
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	64%	64%	47%	47%	50%	46%
Risk-free interest rate	3.19%	3.50%	0.24%	1.17%	1.12%	1.70%
Expected life	5.59	5.59	4.30	5.50	5.50	5.50
Exercise price (in €)	5.09	4.87	6.45	8.81	8.81	8.81
Stock price (in €)	5.60	5.15	6.42	8.08	8.67	8.81
Fair value warrant (in €)	3.44	3.12	2.41	3.30	3.94	3.83

Schedule of cash-settled share-based payment plans

	2023	2022	2021
Outstanding at January 1	11,328	11,960	37,096
Granted	—	—	—
Forfeited / Cancelled	—	(632)	(1,821)
Exercised	—	—	(23,315)
Outstanding at December 31	11,328	11,328	11,960
Exercisable at December 31	11,328	11,328	11,960

Schedule of inputs into the model of cash settled share-based payment plans

	2023	2022	2021
Return dividend	0%	0%	0%
Expected volatility	46%	60%	80%
Risk-free interest rate	2.68%	3.20%	0.18%
Expected life	0.25	0.25	0.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	5.95	8.25	21.05
Fair value SAR (in €)	0.03	0.78	12.26

Schedule of share-based payment plans of RapidFit+ plan

	2023	2022	2021
Outstanding at January 1	33	186	186
Granted	—	—	—
Forfeited / Cancelled	(33)	(153)	—
Exercised	—	—	—
Outstanding at December 31	—	33	186
Exercisable at December 31	—	33	186

Schedule of inputs into the model of the Rapidfit+ plan

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value warrant	262.7